HOLDING COMPANY ONLY FINANCIAL STATEMENTS (BALANCE SHEETS) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 12, 2011
ASSETS
Cash and cash equivalents	$ 8,192	$ 23,430	$ 48,440	$ 48,440
Other assets	2,382	1,584
Total Assets	291,008	317,159
LIABILITIES AND SHAREHOLDERS' EQUITY
Other liabilities	2,255	2,057
Total shareholders' equity	57,905	60,582	58,573
Total Liabilities and Shareholders' Equity	291,008	317,159
Parent Company [Member]
ASSETS
Cash and cash equivalents	9,327	12,428	13,461	13,461
Investment in Bank	45,659	45,285
ESOP note receivable	2,579	2,678
Other assets	469	221
Total Assets	58,034	60,612
LIABILITIES AND SHAREHOLDERS' EQUITY
Other liabilities	129	30
Total shareholders' equity	57,905	60,582
Total Liabilities and Shareholders' Equity	$ 58,034	$ 60,612